Share-based payments - 2020 grant to management board and employees (Details) - 2019 Plan					12 Months Ended
	Dec. 18, 2020 Options	Dec. 01, 2020 USD ($)	Oct. 15, 2020 USD ($)	Sep. 11, 2020 Options USD ($) $ / shares	Dec. 31, 2020 Options USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					154,925
RSUs granted | $					1,585,100
Trading days				20 days
Exercise price | $ / shares				$ 11.60
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					154,925
RSUs granted					1,033,600
Options | Key management personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				87,500
Options | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				36,175
Options | Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				16,250
Options | Chief Information Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				15,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	300,000
RSUs | Key management personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | $				75,000
RSUs | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | $		324,000		72,350
RSUs | Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | $				32,250
RSUs | Chief Information Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | $				30,000
RSUs | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | $			251,500
Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				33.33%
Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				33.33%
Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				33.33%